Other Noninterest Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Noninterest Expense	$ 2,356,494	$ 2,082,134
Automated teller machine and debit card expenses [Member]
Other Noninterest Expense	331,368	263,220
Professional services [Member]
Other Noninterest Expense	311,702	224,333
Advertising [Member]
Other Noninterest Expense	217,116	196,112
Directors fees [Member]
Other Noninterest Expense	189,263	188,476
Stationery, printing, and supplies [Member]
Other Noninterest Expense	188,070	153,491
Telephone [Member]
Other Noninterest Expense	185,532	149,375
Postage, delivery, and armored carrier [Member]
Other Noninterest Expense	179,344	179,109
Federal Deposit Insurance Corporation premiums [Member]
Other Noninterest Expense	147,940	168,135
Internet banking fees [Member]
Other Noninterest Expense	143,210	111,471
Correspondent bank services [Member]
Other Noninterest Expense	79,278	63,240
Travel and conferences [Member]
Other Noninterest Expense	48,970	56,173
Liability insurance [Member]
Other Noninterest Expense	46,917	46,880
Maryland state regulatory assessment [Member]
Other Noninterest Expense	41,531	39,279
Dues and subscriptions [Member]
Other Noninterest Expense	39,752	37,538
Remote deposit expenses [Member]
Other Noninterest Expense	29,722	28,782
Credit reports [Member]
Other Noninterest Expense	25,276	21,619
Contributions [Member]
Other Noninterest Expense	23,160	22,715
Education and training [Member]
Other Noninterest Expense	15,669	11,378
Other real estate owned [Member]
Other Noninterest Expense	15,252	32,695
Other Miscellaneous [Member]
Other Noninterest Expense	$ 97,422	$ 88,113